Summary of Principal Accounting Policies (Details) - Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Summary of Principal Accounting Policies (Details) - Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis [Line Items]
Contingent liabilities for payable for asset acquisition
Fair Value, Recurring [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis [Line Items]
Contingent liabilities for payable for asset acquisition	165,033	164,254
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis [Line Items]
Contingent liabilities for payable for asset acquisition	165,033	164,254
Significant Other Observable Inputs (Level 2) [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis [Line Items]
Contingent liabilities for payable for asset acquisition
Significant Unobservable Inputs (Level 3) [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis [Line Items]
Contingent liabilities for payable for asset acquisition